LKCM Balanced Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 67.7%	Shares	Value
Aerospace & Defense - 1.1%
L3Harris Technologies, Inc.	5,850	$1,224,464

Banks - 3.7%
Bank of America Corp.	33,100	1,381,263
Cullen/Frost Bankers, Inc.	8,300	1,039,160
JPMorgan Chase & Co.	6,700	1,643,510
		4,063,933

Beverages - 3.3%
Coca-Cola Co.	21,400	1,532,668
Keurig Dr Pepper, Inc.	35,000	1,197,700
PepsiCo, Inc.	5,750	862,155
		3,592,523

Broadline Retail - 1.9%
Amazon.com, Inc. (a)	11,200	2,130,912

Capital Markets - 1.1%
Moody's Corp.	2,650	1,234,078

Chemicals - 2.8%
Corteva, Inc.	7,658	481,918
Ecolab Inc.	3,600	912,672
Linde PLC	3,600	1,676,304
		3,070,894

Commercial Services & Supplies - 3.9%
Cintas Corp.	8,000	1,644,240
Waste Connections, Inc.	7,100	1,385,849
Waste Management, Inc.	5,250	1,215,427
		4,245,516

Construction Materials - 1.3%
Martin Marietta Materials, Inc.	3,100	1,482,203

Consumer Staples Distribution & Retail - 1.2%
Walmart, Inc.	15,600	1,369,524

Diversified Telecommunication Services - 1.0%
Verizon Communications Inc.	23,841	1,081,428

Electric Utilities - 0.5%
Constellation Energy Corp.	2,500	504,075

Electrical Equipment - 1.7%
Emerson Electric Co.	8,800	964,832
Rockwell Automation, Inc.	3,325	859,113
		1,823,945

Electronic Equipment, Instruments & Components - 2.1%
Teledyne Technologies, Inc. (a)	2,450	1,219,390
Trimble Inc. (a)	17,150	1,125,897
		2,345,287

Entertainment - 0.8%
Netflix, Inc. (a)	900	839,277

Financial Services - 2.1%
Fiserv, Inc. (a)	2,500	552,075
Visa, Inc. - Class A	4,850	1,699,731
		2,251,806

Ground Transportation - 0.4%
Union Pacific Corp.	2,000	472,480

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	6,800	902,020
Alcon AG	17,900	1,699,247
		2,601,267

Household Products - 1.6%
Colgate-Palmolive Co.	13,400	1,255,580
Procter & Gamble Co.	3,250	553,865
		1,809,445

Industrial Conglomerates - 1.0%
Honeywell International Inc.	5,200	1,101,100

Insurance - 1.1%
Arthur J Gallagher & Co.	3,400	1,173,816

Interactive Media & Services - 3.5%
Alphabet Inc. - Class C - Class C	12,800	1,999,744
Meta Platforms, Inc. - Class A	3,275	1,887,579
		3,887,323

IT Services - 0.7%
Accenture PLC - Class A	2,600	811,304

Life Sciences Tools & Services - 2.0%
Danaher Corp.	5,800	1,189,000
Thermo Fisher Scientific, Inc.	2,000	995,200
		2,184,200

Machinery - 1.7%
Chart Industries, Inc. (a)	3,000	433,080
Fortive Corp.	9,350	684,233
IDEX Corp.	4,000	723,880
		1,841,193

Metals & Mining - 0.8%
Newmont Goldcorp Corp.	17,700	854,556

Oil, Gas & Consumable Fuels - 6.0%
Chevron Corp.	8,695	1,454,587
ConocoPhillips Co.	10,900	1,144,718
Coterra Energy, Inc.	25,000	722,500
EOG Resources, Inc.	4,450	570,668
Exxon Mobil Corp.	12,127	1,442,264
Kinder Morgan, Inc.	42,000	1,198,260
		6,532,997

Pharmaceuticals - 2.2%
Merck & Co., Inc.	12,500	1,122,000
Zoetis Inc.	8,026	1,321,481
		2,443,481

Professional Services - 1.1%
Broadridge Financial Solutions, Inc.	4,850	1,175,931

Semiconductors & Semiconductor Equipment - 3.0%
NVIDIA Corp.	20,000	2,167,600
QUALCOMM, Inc.	7,000	1,075,270
		3,242,870

Software - 7.0%
Adobe Inc. (a)	1,850	709,530
Microsoft Corp.	6,750	2,533,883
Oracle Corp.	11,900	1,663,739
Roper Technologies, Inc.	2,600	1,532,908
Salesforce, Inc.	4,550	1,221,038
		7,661,098

Specialty Retail - 1.5%
Home Depot, Inc.	4,500	1,649,205

Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc.	15,950	3,542,973
TOTAL COMMON STOCKS (Cost $36,357,396)		74,245,104

CORPORATE BONDS - 31.0%	Par	Value
Aerospace & Defense - 2.1%
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	750,000	758,074
Lockheed Martin Corp., 4.50%, 02/15/2029 (Callable 01/15/2029)	785,000	786,929
RTX Corp., 5.15%, 02/27/2033 (Callable 11/27/2032)	800,000	806,051
		2,351,054

Banks - 0.9%
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	750,000	740,857
JPMorgan Chase & Co., 3.20%, 06/15/2026 (Callable 03/15/2026)	200,000	197,601
		938,458

Beverages - 1.0%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	750,000	730,681
PepsiCo, Inc., 2.38%, 10/06/2026 (Callable 07/06/2026)	435,000	423,803
		1,154,484

Biotechnology - 1.6%
AbbVie, Inc.
3.20%, 05/14/2026 (Callable 02/14/2026)	600,000	592,419
4.95%, 03/15/2031 (Callable 01/15/2031)	250,000	253,705
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	450,000	439,217
5.25%, 03/02/2030 (Callable 01/02/2030)	450,000	460,105
		1,745,446

Broadline Retail - 0.8%
Amazon.com, Inc.
1.20%, 06/03/2027 (Callable 04/03/2027)	260,000	244,430
4.55%, 12/01/2027 (Callable 11/01/2027)	550,000	555,665
4.65%, 12/01/2029 (Callable 10/01/2029)	125,000	127,300
		927,395

Chemicals - 2.1%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027 (Callable 03/15/2027)	675,000	642,820
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (Callable 08/15/2028)	650,000	652,335
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	500,000	488,169
5.25%, 01/15/2028 (Callable 12/15/2027)	475,000	488,195
		2,271,519

Commercial Services & Supplies - 1.6%
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	750,000	759,064
Waste Management, Inc.
4.63%, 02/15/2030 (Callable 12/15/2029)	500,000	502,905
4.15%, 04/15/2032 (Callable 01/15/2032)	500,000	481,685
		1,743,654

Communications Equipment - 0.7%
Cisco Systems, Inc., 5.05%, 02/26/2034 (Callable 11/26/2033)	750,000	758,706

Consumer Finance - 0.8%
American Express Co., 4.05%, 05/03/2029 (Callable 03/03/2029)	850,000	839,784

Consumer Staples Distribution & Retail - 1.1%
Costco Wholesale Corp., 1.38%, 06/20/2027 (Callable 04/20/2027)	690,000	650,184
Dollar Tree, Inc., 4.00%, 05/15/2025 (Callable 04/17/2025)	525,000	524,354
		1,174,538

Diversified Telecommunication Services - 0.2%
Verizon Communications Inc., 2.63%, 08/15/2026	250,000	243,772

Electric Utilities - 0.8%
Duke Energy Corp.
5.00%, 12/08/2027 (Callable 11/08/2027)	345,000	349,084
4.50%, 08/15/2032 (Callable 05/15/2032)	500,000	481,594
		830,678

Financial Services - 1.2%
Mastercard, Inc., 4.85%, 03/09/2033 (Callable 12/09/2032)	500,000	503,202
Visa Inc.
3.15%, 12/14/2025 (Callable 09/14/2025)	300,000	297,708
1.90%, 04/15/2027 (Callable 02/15/2027)	500,000	478,265
		1,279,175

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories
3.88%, 09/15/2025 (Callable 06/15/2025)	255,000	254,404
3.75%, 11/30/2026 (Callable 08/30/2026)	355,000	352,981
		607,385

Household Products - 0.5%
Colgate-Palmolive Co., 3.10%, 08/15/2027 (Callable 07/15/2027)	595,000	582,617

Industrial Conglomerates - 0.1%
Honeywell International, Inc., 4.88%, 09/01/2029 (Callable 08/01/2029)	150,000	152,614

Interactive Media & Services - 1.4%
Alphabet, Inc., 2.00%, 08/15/2026 (Callable 05/15/2026)	200,000	194,351
Meta Platforms, Inc.
3.50%, 08/15/2027 (Callable 07/15/2027)	250,000	246,359
4.60%, 05/15/2028 (Callable 04/15/2028)	250,000	252,879
4.55%, 08/15/2031 (Callable 06/15/2031)	550,000	550,857
4.75%, 08/15/2034 (Callable 05/15/2034)	250,000	247,714
		1,492,160

IT Services - 0.1%
International Business Machines Corp., 4.75%, 02/06/2033 (Callable 11/06/2032)	125,000	123,479

Life Sciences Tools & Services - 0.9%
Danaher Corp., 3.35%, 09/15/2025 (Callable 06/15/2025)	250,000	248,654
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032 (Callable 08/21/2032)	750,000	757,598
		1,006,252

Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp., 2.00%, 05/11/2027 (Callable 03/11/2027)	400,000	382,528
ConocoPhillips Co.
6.95%, 04/15/2029	500,000	544,538
5.05%, 09/15/2033 (Callable 06/15/2033)	250,000	250,465
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 04/12/2025)	500,000	490,850
Enterprise Products Operating LLC, 5.05%, 01/10/2026	100,000	100,432
EOG Resources, Inc., 4.38%, 04/15/2030 (Callable 01/15/2030)	750,000	741,357
Exxon Mobil Corp., 3.04%, 03/01/2026 (Callable 12/01/2025)	400,000	395,640
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	325,000	321,447
ONEOK, Inc., 5.80%, 11/01/2030 (Callable 09/01/2030)	750,000	779,376
		4,006,633

Other Electric Power Generation - 0.3%
Duke Energy Progress LLC, 5.25%, 03/15/2033 (Callable 12/15/2032)	300,000	304,958

Personal Care Products - 0.1%
Kenvue, Inc., 5.00%, 03/22/2030 (Callable 01/22/2030)	120,000	122,416

Pharmaceuticals - 1.1%
Eli Lilly & Co., 4.50%, 02/09/2029 (Callable 01/09/2029)	575,000	579,296
Zoetis Inc., 4.50%, 11/13/2025 (Callable 08/13/2025)	600,000	599,743
		1,179,039

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc., 5.05%, 07/12/2029 (Callable 06/12/2029)	250,000	253,297
Intel Corp., 3.70%, 07/29/2025 (Callable 05/02/2025)	500,000	498,009
NVIDIA Corp., 3.20%, 09/16/2026 (Callable 06/16/2026)	400,000	394,912
		1,146,218

Software - 3.1%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	850,000	863,182
Intuit, Inc.
5.13%, 09/15/2028 (Callable 08/15/2028)	550,000	564,165
5.20%, 09/15/2033 (Callable 06/15/2033)	275,000	280,249
Microsoft Corp., 3.13%, 11/03/2025 (Callable 08/03/2025)	230,000	228,617
Oracle Corp.
4.65%, 05/06/2030 (Callable 03/06/2030)	220,000	219,381
4.90%, 02/06/2033 (Callable 11/06/2032)	750,000	736,386
Roper Technologies, Inc., 4.90%, 10/15/2034 (Callable 07/15/2034)	500,000	487,318
		3,379,298

Specialized REITs - 0.6%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	635,000	623,587
5.80%, 11/15/2028 (Callable 10/15/2028)	75,000	77,713
		701,300

Specialty Retail - 2.5%
Home Depot, Inc.
2.80%, 09/14/2027 (Callable 06/14/2027)	500,000	483,175
4.90%, 04/15/2029 (Callable 03/15/2029)	220,000	224,093
Lowe's Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)	800,000	784,746
O'Reilly Automotive, Inc.
4.20%, 04/01/2030 (Callable 01/01/2030)	500,000	487,456
4.70%, 06/15/2032 (Callable 03/15/2032)	250,000	244,497
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	500,000	504,176
		2,728,143

Wireless Telecommunications Carriers (except Satellite) - 0.2%
T-Mobile USA, Inc.
3.75%, 04/15/2027 (Callable 02/15/2027)	100,000	98,535
4.75%, 02/01/2028 (Callable 04/12/2025)	100,000	100,015
		198,550
TOTAL CORPORATE BONDS (Cost $34,288,186)		33,989,725

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.9%	Shares	Value
Specialized REITs - 0.9%
American Tower Corp.	4,500	979,200
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $847,757)		979,200

SHORT-TERM INVESTMENTS - 0.3%		Value
Money Market Funds - 0.3%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 4.29% (b)	345,870	345,870
TOTAL SHORT-TERM INVESTMENTS (Cost $345,870)		345,870

TOTAL INVESTMENTS - 99.9% (Cost $71,839,209)		109,559,899
Other Assets in Excess of Liabilities - 0.1%		128,033
TOTAL NET ASSETS - 100.0%		$109,687,932
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at March 31, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2025, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$74,245,104	$–	$–	$74,245,104
Corporate Bonds	–	33,989,725	–	33,989,725
Real Estate Investment Trusts - Common	979,200	–	–	979,200
Short-Term Investments	345,870	–	–	345,870
Total Investments*	$75,570,174	$33,989,725	$–	$109,559,899

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Balanced Fund
Sector Classification
March 31, 2025 (Unaudited)
Sector:	% of Net Assets
Information Technology	20.9%
Industrials	14.7%
Financials	10.9%
Health Care	10.8%
Energy	9.6%
Consumer Staples	8.8%
Communication Services	7.1%
Materials	7.0%
Consumer Discretionary	6.7%
Real Estate	1.5%
Utilities	1.3%
Cash & Others	0.7%
100.0%